Geographical Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Geographical Information
15. Geographic Information
Revenue by geographic area for the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 is as follows:

	Successor	Predecessor
(in thousands)	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
United States	$1,702	$32,520	$33,428
Other Countries	2	58	127

Total	$1,704	$32,578	$33,555

Revenue is shown based on the geographic location of our franchisees. Our long-lived assets are primarily located in the United States.